Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

6.Financial risk management

The risk is inherent to the Bank's activities. Risks are classified into two categories: financial and non-financial risks. Financial risks are those associated within the Bank’s business model, with impact in the Bank’s consolidated statement of financial position and profit or loss, as follows: country risk, credit risk, market risk and liquidity risk. Non-financial risks are those related to the Bank's operating model and the regulatory environment that may affect the integrity of the information, the Bank’s reputation and also its profit or loss accounts, as follows: operational, technological, cyber security, compliance (know your customer, money laundering, terrorism financing), environmental, fraud risks, among others.

Lead by the Head of Integrated Risk Management, an ongoing process of identification, measurement, monitoring, control, mitigation and reporting to all operating areas within the Bank is carried out continuously, considering the different types of risk to which the Bank is exposed according to the size and complexity of its operations, products and services.

The Bank has in place policies, standards and procedures, structures, and manuals associated to the integral risk management, designed to identify potential events that may affect it, all of which are consistent with the risk profile of the business, considering the complexity and the volume of its operations.

The Board of Directors is responsible for establishing the Bank's acceptable risk profile, for which it has the knowledge and understanding of the risks to which the Bank is exposed to. The Board of Directors designate the members of the Risk Policy and Assessment Committee (CPER, for its acronym in Spanish), which is responsible for overseeing the overall risk process within the Bank.

CPER oversees the assessment and recommendation for approval to the Board of Directors of all the policies relating to a reasonable Integrated Risk Management. Furthermore, the Committee also reviews and assesses the exposure, within the risk levels stated in its policies, by which the Bank is willing to assume the various risks it faces through the business management.

The Head of Integrated Risk Management directly reports to the CEO and the CPER, and has as a main duty to ensure the comprehensive risk management of the Bank’s operating model and IT platform, as well as the financial and credit related risks, being responsible for implementing and maintaining risk-related procedures in place to ensure that an independent control process is kept, monitoring the compliance of the risk principles, policies and limits at all levels throughout the Bank.  The Head of Integrated Risk Management works closely with CPER to ensure that procedures are consistent with the Integrated Risk Management Governance Framework.

Risk Management Committees:

-	Operational and Information Security Risk Committee
-	Country Risk Committee
-	Credit Committee (Management Credit Committee / Board of Directors Delegate Credit Committee / CPER)
-	Management and Monitoring Committee
-	Asset and Liability Committee (ALCO)

A.Credit risk

As part of the embedded risk, the Bank will incur in losses in and/or its assets will be impaired as a result of the failure of its borrowers to comply in a timely manner or to meet the terms of credit agreements.

The Bank's customer base consists primarily of corporations, large companies, local and regional financial institutions, as well as state-owned enterprises. The Bank focuses its risk assessment on an in-depth analysis of the entity or economic group that involves: the nature of the business, the countries where it operates, types of products offered, duration of the relationship, track record and reputation, among others.

Credit risk management comprises two main stages: origination and monitoring.  The credit origination process involves the activities of identifying and analyzing the customer's creditworthiness and approving the terms and conditions for credit extensions.  The monitoring process consists of annual credit reviews of existing exposures, "ad hoc" reviews on a case-by-case basis when conditions so require, and portfolio reviews by the Bank's credit committees. The objective is to maximize the risk-adjusted rate of return by keeping credit risk exposures within acceptable parameters.  This process involves the Risk and Business Units under the supervision of the Board of Directors, through the Risk Policy and Assessment Committee (CPER).

The Bank has developed internally a loss model to determine the required level of expected credit losses associated with potential losses in financial instruments, based on IFRS 9 - Financial Instruments.

Individually assessed reserves

The Bank individually assesses the appropriate reserves for certain significant financial assets, by considering interest payment delays, credit rating downgrading or any breach of the original contractual terms. Factors considered when determining a reserve include the sustainability of the counterparty’s business plan, its ability to improve performance when facing a difficult financial situation, projected payments and expected results in the event of bankruptcy, the availability of other financial support, the realizable value of collateral, and the timing of expected cash flows. Impairment loss is assessed at each reporting date, unless unforeseen circumstances require special attention.

Collectively assessed reserves

Reserves are separately assessed at each reporting date for each portfolio.  The collective assessment is made for groups of assets with similar risk characteristics, to determine whether it is appropriate to provide for, due to incurred loss events for which there is objective evidence, but the effects of which are not yet evident in individual loan assessments. The collective assessment considers either portfolio information (e.g. historical losses in the portfolio, delinquency levels, credit utilization, loan-to-collateral ratios and expected collections and recoveries after impairment) and economic data (such as current economic conditions, unemployment, local or industry-specific situations).

The Bank generally supports its assessment on historical experience and forward-looking information. However, when significant market, regional and/or global events occur, the Bank includes these macroeconomic factors in its assessments. Depending on the characteristics of the individual or collective assessment, these factors include: unemployment rates, current levels of impaired debt, changes in law, changes in regulation, bankruptcy trends and other consumer data. The Bank may use the above factors, as appropriate, to adjust for impairment.

The time elapsed since a loss is incurred and a specific individual reserve requirement is identified should be taken into consideration for the assessment. The impairment reserve is reviewed by credit management to ensure alignment with the Bank's general policy.

Financial guarantees and letters of credit are assessed in a similar manner to amortized cost loans.

A supplemental qualitative review may result in adjustments to the level of provisions, based on prospective reviews of potential risk scenarios for businesses or loans not yet captured in the Bank's historical information.

The Bank has developed an internal customer, counterparty and country rating model, which allows for proactive risk management in terms of exposure limits, transaction typology and time limits, among others.

Derivative financial instruments

Credit risk arising from derivative financial instruments is, at any time, limited to those with positive fair values, as recognized in the consolidated statement of financial position at fair value.  With derivatives that are settled gross, the Bank is also exposed to settlement risk, which is the risk that the Bank will honor its obligation, but the counterparty will be unable to deliver the value of the consideration.

Credit Commitments.

The Bank makes available to its customers guarantees that may require the Bank to make payments on behalf of these customers and to take on commitments to issue lines of credit to ensure their liquidity needs. Letters of credit and guarantees (including standby letters of credit) commit the Bank to make payments on behalf of customers for a specific event, usually related to the import or export of goods. Such commitments expose the Bank to risks similar to those for loans which are mitigated by the same controls established in processes and policies.

B.Liquidity risk

Liquidity risk is the possibility of an economic loss to the Bank due to the difficulty in liquidating assets or obtaining financial resources on normal terms.

The Bank conducts daily reviews of the Liquidity Coverage Ratio (LCR). The LCR methodology follows local standards and guidelines recommended by the Basel Committee.  The Bank also monitors the Net Stable Funding Rate (NSFR), to maintain an adequate funding structure over the long term.

Liquidity is controlled through the periodic review of:

-	The maturity schedule to identify maturity "gaps" in the various time frames.
-	Deposit concentration report to identify possible increases in amounts and maturities that may affect the Bank's liquidity.

The Bank has a Liquidity Contingency Plan in place, which was designed to monitor a series of indicators that could trigger a liquidity event, with potential impact on the Bank's operations and establishes an action plan so that the Bank's liquidity is always assured.

C.Market risk

Market risk is the risk that the value of the Bank's assets and liabilities will decline due to changes in market conditions that may adversely affect its income.  The risk is inherent in the financial instruments associated with the Bank's operations and activities, including: loans, investments and securities, liabilities and debt, derivatives, etc. The main risks include: interest rate risk and foreign exchange risk, which can affect asset prices and result in losses for the Bank.

With respect to interest rate risk management, the Bank's policy requires Management to assess the asset and liability positions in order to reduce potential adverse impacts on net interest income due to market interest rates fluctuations.

The Bank manages interest rate risk by closely monitoring the appreciation and decline in value of the assets and liabilities through hedging to reduce potential negative impacts on earnings and capital.

Management conducts periodic sensitivity analyses simulating market changes in interest rates to determine potential impacts on net interest income (both upward and downward).  In addition, the Bank monitors the DV01 limit, for which a parallel 1-base point shock is applied to the interest rate curve and assesses if there is any impact on capital.

Foreign exchange risk is the risk of change in the market value of a financial instrument due to fluctuations in the exchange rate of a given currency. The Bank operates primarily in U.S. dollars, so exposure to this type of risk is minimized. For transactions in currencies other than the US dollar, the Bank manages the exchange rate risk by arranging derivative instruments for hedging purposes, or by establishing natural hedges matching assets and liabilities expressed in the same currency. For liquidity positions, the Bank has established thresholds in order to limit the maximum level of exposure.

D.Operational risk

Operational risk is the possibility of incurring losses due to deficiencies, failures or inadequacies in human resources, processes, technology, infrastructure, management information, models used, or the occurrence of external events. If this occurs, it can damage the Bank's reputation and result in regulatory sanctions, which can lead to financial losses.  The Bank, like any other financial institution, is exposed to operational risks.

Bladex’s main objective with Operational Risk Management is to reduce losses generated from operational risk and maintain an adequate administration thereof through the use of established management tools such as: risk profile, risk mapping, global and specific limits, operational risk indicators, and using as well the analysis of what is recorded in the Events and Incidents Database in order to monitor action plans of the actual or potential risks.

The Bank emphasizes the awareness of its employees, promoting a Risk Management culture that has continuity over time and that allows them to understand and assimilate the importance of this concept from each of the processes that are executed within their areas. This is done throughout the training of all employees on an annual basis to raise their awareness in general terms of operational risks and to include updates on the standard or regulatory laws as required.

E.Fraud risk

Fraud is any intentional act or omission designed to deceive others, resulting in a loss for the victim and/or a gain for the perpetrator.

Identification of fraud risk considers both internal and external factors, and their impact on the achievement of the Bank's objectives.  Internal fraud is related to losses arising from any type of action, involving Bank employees, aimed at defrauding, misappropriating property or violating regulations, laws or internal policies. External fraud is related to losses arising from any type of action by a third party aimed at defrauding, misappropriating property or infringing the law.

To manage this risk, the Bank has a general fraud risk management program in place, which includes: establishing fraud risk governance policies, evaluating fraud risk, designing and developing control activities to prevent and detect fraud, and investigating fraud, including monitoring and evaluating the fraud risk management program.

F.Cybersecurity

Cybersecurity or information technology security refers to the procedures designed, and measures implemented to protect technological appliances, networks, programs and data against cyber-attacks, in other words, unauthorized access or attacks aimed at operating, or misusing, the Bank's technology platform to access the financial system. The Bank has approved policies and implemented procedures defining roles and responsibilities for managing information security as part of the IT security and technology risk management framework. These policies and procedures apply throughout the Bank and cover all relationships between the workforce, vendors and suppliers, as well as any other individual who, on a permanent or temporary basis with the Bank, has some form of access to data, resource management and IT systems.

The Bank's Information Security Officer is responsible for ensuring compliance with policies and procedures by anyone with access to the Bank's systems.

The Bank's cybersecurity program has been developed with a holistic approach, allowing us to encompass both technical and strategic measures in a single framework.

Impacts and actions implemented in the context of COVID-19

The COVID-19 pandemic and the measures implemented globally to prevent its spread could negatively impact the Bank’s business in a number of ways. These impacts may include, among others, reduced business volumes, restricted access to funding sources, insufficient liquidity, delayed or defaulted payments from the Bank’s customers or from the Bank´s financial counterparties, increased levels of indebtedness or the unavailability of sufficient financing for the Bank’s borrowers, and other factors which are beyond the Bank’s control. In this context, and in order to mitigate these risks, the Bank has implemented a series of measures and actions described below.

i.	Liquidity risk

Following the COVID-19 pandemic and its potential impact on the availability of resources, the Bank activated its Liquidity Contingency Plan, based on internally designed market triggers, in order to ensure a robust position given the situation caused by the pandemic. This led the Bank to adjust the scenario of its internal liquidity coverage ratio "LCR" from a regular level of 1 to a level of 3, which implies more  restrictive assumptions for inflows and outflows of cash, with a downward adjustment of the percentages of funding sources renewals and of loan portfolio collections.  Other additional elements included in the Liquidity Contingency Plan are, among others, the collection of all loan maturities and the case-by-case approval of all new credit disbursements by the Credit Committee, establishing at least biweekly meetings.

Following the execution of the previously described Liquidity Contingency Plan, the Bank achieved a significant increase in its cash position in a short period of time, managing to continuously maintain a robust level of liquidity, exceeding regulatory requirements.

The Bank’s capacity to maintain these strong liquidity levels, even in the current context, is attributable to historically diversified and stable funding sources, including deposits from central banks in Latin America and the Caribbean, who are also the Bank’s Class A shareholders. In addition, the Bank has maintained a fluid access to a significant base of correspondent banks and investors from debt capital markets across the globe, which have maintained and even increased their availability of funding to the Bank in the last few months.  Furthermore, the Bank has been able to collect on the majority of scheduled maturities of its loan portfolio and has then disbursed new transactions on a selective basis, prioritizing prudent risk management over loan growth, with a focus on adequate levels of risk / return.

The Bank intends to maintain this additional level of liquidity as long as the current environment of volatility and uncertainty remains, therefore it will continue to give preference to maintaining a resilient and robust liquidity position over the growth of its balance sheet and / or its profitability.

ii.Credit risk

The Bank determines the appropriate level of allowances for expected credit losses based on a forward-looking process that estimates the probable loss inherent in its Credit Portfolio, which is the result of a statistical analysis supported by the Bank’s historical portfolio performance, external sources, and the judgment of the Bank’s management. This level of allowance reflects assumptions and estimates made in the context of changing political and economic conditions in the region, including but not limited to the impact of recent ongoing turmoil related to COVID-19.

The Bank has a Business Model mainly focused on financial institutions and large corporations, a portion of which represents “quasi-sovereign” risks, with an average short-term duration, allowing an agile adjustment of exposure in adverse scenarios.

Actions implemented due to the COVID-19 pandemic

In late March 2020, due to the context, Bladex elaborated a heat map including each country and industry in which it maintains exposure. This allowed the Bank to identify customers with higher levels of risk depending on the country, industry and financial position.

Four main variables were used to assign the level of customer risk:

Financial Institutions	Corporations
a.COVID-19 business impact	a.COVID-19 business impact
b.Portfolio quality and coverage levels	a.Foreign currency exchange risk
b.Solvency level	i.Commodity risk
ii.Liquidity position	d.Liquidity position

The Bank’s Management holds conference and video calls frequently with its customers, focusing on those operating in higher risk industries. Any relevant information is presented to the Credit Committee.

As a result of the pandemic crisis, the loans portfolio was significantly reduced due to the implementation of the Liquidity Contingency Plan as the Bank's strategy to adjust the credit risk of the portfolio and prioritize liquidity. Initially, all operations were submitted for approval on a case-by-case basis by the Credit Committee with a meeting frequency of at least twice per week. Subsequently, the Bank progressively resumed originations with clients with good quality profiles with whom it maintained close commercial relationships and, based on the new information available, limits were raised for approval by the CPER for specific cases of short-term transactional clients with good financial situation.

The permanent review of transactions maturing in a 90-day horizon, has allowed the Bank to take quick actions to collect and to identify cases with a higher level of risk. Moreover, the Bank is assessing on a periodic basis the adequacy of the allowances for expected credit losses.

The Bank holds a low-risk portfolio, particularly due to the nature of its business, which focuses on a portfolio on financial institutions and corporations in the region and “quasi-sovereign” entities in strategic sectors, with whom it mainly conducts foreign trade operations. At December 31, 2020, 58% of placements were in investment grade countries, along with a short-term portfolio profile with 61% of the portfolio maturing within 1 year.

The Bank periodically assesses the adequacy and the validity of the allowance for expected credit losses calculation model. When assessing if the calculation model remains valid, characteristics and behavior of the loan portfolio are considered as a fundamental factor, as well as the active management by Risk and Business areas. Additionally, periodic and specific economic analyses that contribute to the active management of the portfolio are considered.

Given the current situation, the Bank has prepared 40 individual country risk analyses, as well as a comprehensive analysis at the beginning of the pandemic for 20 countries of Latin America and the Caribbean.  Likewise, the results of the alert model have served as a guide to focus the consideration of the forward looking, which are duly incorporated in the rating models. In addition, statistical studies were conducted on the relationship between the quality of the loan portfolio and the behavior of the Latin American macroeconomic environment, concluding that these maintain a low correlation or a correlation that is not congruent with the behavior of the portfolio given the macroeconomic conditions. As a result of the above, the Bank has concluded that the methodology used remains valid in the context of the COVID-19 pandemic.

iii.Market risk

The Bank's Management has not made any material adjustments to the Market Risk valuation metrics and models.

iv.Cybersecurity risk

Actions implemented due to the COVID-19 pandemic

The Bank successfully implemented its Business Continuity Plan, implicating among other things, that 100% of its staff is working remotely (Telecommuting).

This has increased the frequency of risks associated with cybersecurity, among them:

•	Increased e-mail attack attempts.
•	Increased attack attempts due to the widespread use of remote connection protocols.

To counteract these risks, the Bank's Management has reinforced the controls as follows:

•	Monitoring of main attack vectors was expanded: e-mail and end-user devices.
•	Awareness and training activities within the organization were reinforced.
•	Frequency of vulnerability scans has been intensified.